Redeemable Preferred Units (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($) shares	Sep. 30, 2015 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) $ / commonunit
Preferred Units, Issued | shares			329,299,267	0
Mandatory redeemable price of units outstanding					$ 35,000,000
Issuance of common units			$ 37,000,000	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		1,300,000
Preferred Units Quarterly Cash Distribution Per Unit | $ / commonunit					0.445
Preferrred Units Issued Stated Price					$ 18.30
Conversion Price of Preferred Units					$ 44.37
Subsequent Event [Member]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 53,000,000
Subsequent Event [Member] | ETP Series A Preferred Units [Member]
Partners' Capital Account, Units, Redeemed | shares	1,900,000